Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 10/31/2007
Determination Date 11/15/2007
CRM-B SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A SASCO 2007-BC2-B SASCO 2007-BC2-C
Client
Lehman Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation Aurora Loan Services
Trustee
U.S. Bank National Association U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A N/A
Backup Servicer
N/A N/A N/A
Security Close Date
02/28/2007 02/28/2007 02/28/2007
Custodian
N/A N/A N/A
Security Determination
18th Day of the Month 18th Day of the Month 18th Day of the Month
Security Distribution
25th Day of the Month 25th Day of the Month 25th Day of the Month
Security First Cutoff
02/01/2007 02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC Aurora Loan Services LLC
Security Issue Amt
641,925,737 641,925,737 641,925,737
Security Issue Cnt
3,836 3,836 3,836
Cumulative
Original
Orig %
Current
EOM Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 100.00% 590,012,136 91.85% 0.08% 586,765,127 586,365,313
Count 3,831 3,535 92.27% 0.37% 3,511 3,511
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all current benchmarks. There are several loans that have a high estimated loss severity. If these loans migrate into foreclosure and REO then the loss expectations of the security will be negatively impacted.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
Collection
Narrative
The foreclosure delinquency rate and the REO delinquency rate exceed the current benchmarks for this mortgage loan pool by 279.85% and 824.54% respectively. RR Donnelley's benchmark analysis found no statistical evidence of a concentration of underperformance in any loan characteristics. RR Donnelley will monitor for a continuation of trends.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
Collection
Narrative
The thirty days past due, loss mitigation, foreclosure, and REO delinquency rates all exceed the current benchmarks for this mortgage loan pool by 65.14%, 118.52%, 216.36%, and 214.21% respectively. RR
Donnelley's benchmark analysis found no statistical evidence of a concentration of underperformance in any loan characteristics. RR Donnelley will monitor for a continuation of trends.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 2
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 2 2
FC Rvw Cnt 3 3
REO Rvw Cnt 0 0
VAL Rvw Cnt 10 8
Loss Rvw Cnt 36 34
BK Rvw Cnt
1 1
Performance Rvw Cnt 3 0
Remit Rvw Cnt 0 0
Contact Rvw Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 45 45
OT Recommended Action
Orig Cnt
Cur Transaction Bal
No Action Required 6 $2,532,358.30
OT Correct Flag Calculation 1 $313,119.99
OT File Review (SVCR) 1 $136,121.53
OT Follow-up Required in 180 days 29 $5,821,237.90
OT Follow-up Required in 30 days 8 $3,310,883.68
OT Follow-up Required in 30 days (SVCR) 2 $345,634.66
OT Follow-up Required in 60 days 3 $558,868.57
1 $167,914.02
51
$13,186,138.65
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 2
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 189,939,617 29.57% 178,918,864 30.32% 94.20% 0.15%
1,611 1,521 43.03% 94.41% 0.37%
Y 452,419,823 70.43% 411,093,272 69.68% 90.87% 0.05%
2,220 2,014 56.97% 90.72% 0.36%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Bal
Cur
Cnt
Cur
Loan
Age
(Wgt)
Cur
WAC
Cur
Orig
Rlvl
(Wgt)
Cur UW
Score (Wgt)
Cur
Recent
UW
Score
(Wgt)
Cur
SLTV
(Wgt)
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur
Avg Bal
02/28/2007 635,992,329 3,806 3.79 8.35 15.40 635.88 0.00 82.23 5.97% 35.10% 4.99% 166,012
03/31/2007 632,208,941 3,788 4.78 8.35 15.40 635.63 395.00 82.25 5.94% 34.95% 5.03% 165,673
04/30/2007 625,336,599 3,751 5.78 8.34 15.38 635.86 370.52 82.38 6.00% 34.91% 5.03% 165,084
05/31/2007 618,569,165 3,712 6.78 8.35 15.40 635.86 367.24 82.57 6.00% 34.94% 5.05% 164,908
06/30/2007 613,807,904 3,681 7.78 8.34 15.38 636.04 381.57 82.84 6.02% 34.94% 5.07% 165,358
07/31/2007 608,120,170 3,646 8.77 8.34 15.38 636.16 375.72 83.08 6.04% 35.01% 5.10% 165,115
08/31/2007 602,666,172 3,615 9.77 8.34 15.36 636.51 367.27 83.43 6.02% 35.13% 5.12% 165,250
09/30/2007 597,406,964 3,587 10.77 8.34 15.34 636.62 361.53 83.86 6.04% 35.33% 5.13% 165,121
10/31/2007 590,012,136 3,535 11.77 8.33 15.34 636.84 365.82 84.39 5.95% 35.31% 5.12% 164,395
Orig
Occupancy
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 38,919,210 6.06% 35,124,535 5.95% 90.25% 0.01%
239 224 6.34% 93.72% 0.42%
Y 603,440,230 93.94% 554,887,601 94.05% 91.95% 0.08%
3,592 3,311 93.66% 92.18% 0.36%
Orig Doc
Level
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Alternative Doc 1,380,700 0.21% 1,377,375 0.23% 99.76% 0.00%
6 6 0.17% 100.00% 0.00%
Full Doc 411,941,831 64.13% 377,846,613 64.04% 91.72% 0.06%
2,634 2,422 68.51% 91.95% 0.34%
No Documentation 2,908,145 0.45% 2,479,216 0.42% 85.25% 0.00%
14 12 0.34% 85.71% 0.00%
Stated Doc 226,128,764 35.20% 208,308,932 35.31% 92.12% 0.12%
1,177 1,095 30.98% 93.03% 0.42%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
R1 21,728,775 3.38% 20,888,891 3.54% 96.13% 0.00%
141 135 3.82% 95.74% 0.00%
R2 138,899,147 21.62% 129,160,756 21.89% 92.99% 0.07%
894 830 23.48% 92.84% 0.34%
R3 217,445,583 33.85% 199,557,859 33.82% 91.77% 0.15%
1,441 1,338 37.85% 92.85% 0.62%
R4 135,104,030 21.03% 123,963,588 21.01% 91.75% 0.02%
789 723 20.45% 91.63% 0.13%
R5 65,234,205 10.16% 57,961,962 9.82% 88.85% 0.00%
327 290 8.20% 88.69% 0.00%
R6 34,034,120 5.30% 30,261,809 5.13% 88.92% 0.12%
146 131 3.71% 89.73% 0.68%
R7 20,125,440 3.13% 19,241,628 3.26% 95.61% 0.00%
66 63 1.78% 95.45% 0.00%
R8 9,788,140 1.52% 8,975,643 1.52% 91.70% 0.00%
27 25 0.71% 92.59% 0.00%
IO Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 524,087,238 81.59% 477,679,183 80.96% 91.14% 0.08%
3,398 3,127 88.46% 92.02% 0.32%
Y 118,272,202 18.41% 112,332,954 19.04% 94.98% 0.07%
433 408 11.54% 94.23% 0.69%
Orig PPP
Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
No 162,296,445 25.27% 135,579,065 22.98% 83.54% 0.02%
1,070 910 25.74% 85.05% 0.28%
Yes 480,062,995 74.73% 454,433,072 77.02% 94.66% 0.10%
2,761 2,625 74.26% 95.07% 0.40%
Orig PPP
Mos
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
0 162,296,445 25.27% 135,579,065 22.98% 83.54% 0.02%
1,070 910 25.74% 85.05% 0.28%
2 2,104,570 0.33% 2,086,390 0.35% 99.14% 0.00%
13 13 0.37% 100.00% 0.00%
6 561,000 0.09% 223,502 0.04% 39.84% 0.00%
2 1 0.03% 50.00% 0.00%
12 25,210,902 3.92% 23,363,686 3.96% 92.67% 0.00%
147 137 3.88% 93.20% 0.00%
24 290,254,770 45.19% 275,508,302 46.70% 94.92% 0.15%
1,658 1,577 44.61% 95.11% 0.48%
36 161,931,753 25.21% 153,251,192 25.97% 94.64% 0.03%
941 897 25.37% 95.32% 0.32%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-40 3,768,015 0.59% 3,090,339 0.52% 82.02% 0.00%
32 25 0.71% 78.13% 0.00%
c. 41-50 6,098,780 0.95% 4,822,479 0.82% 79.07% 0.00%
41 35 0.99% 85.37% 0.00%
d. 51-60 14,316,320 2.23% 12,657,715 2.15% 88.41% 0.00%
84 72 2.04% 85.71% 2.38%
e. 61-70 48,183,595 7.50% 41,179,934 6.98% 85.46% 0.01%
245 213 6.03% 86.94% 1.22%
f. 71-80 285,989,557 44.52% 266,306,174 45.14% 93.12% 0.00%
1,444 1,344 38.02% 93.07% 0.14%
g. 81-90 152,734,586 23.78% 141,721,336 24.02% 92.79% 0.00%
766 712 20.14% 92.95% 0.00%
h. 91-100 131,268,587 20.44% 120,234,161 20.38% 91.59% 0.38%
1,219 1,134 32.08% 93.03% 0.57%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Prod
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2 Yr Hybrid 173,379,665 26.99% 151,759,391 25.72% 87.53% 0.05%
1,021 907 25.66% 88.83% 0.20%
2 Yr Hybrid Balloon 132,536,975 20.63% 122,304,544 20.73% 92.28% 0.00%
594 544 15.39% 91.58% 0.34%
2 Yr Hybrid IO 93,409,233 14.54% 89,718,557 15.21% 96.05% 0.09%
332 318 9.00% 95.78% 0.90%
3 Yr Hybrid 14,541,706 2.26% 13,220,697 2.24% 90.92% 0.00%
92 84 2.38% 91.30% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 15,245,961 2.58% 91.21% 0.25%
77 72 2.04% 93.51% 1.30%
3 Yr Hybrid IO 9,155,797 1.43% 7,295,901 1.24% 79.69% 0.00%
43 34 0.96% 79.07% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,357,303 0.57% 93.12% 0.00%
25 23 0.65% 92.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,666,862 0.62% 90.59% 0.00%
16 14 0.40% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 2,771,841 0.47% 92.31% 0.00%
13 12 0.34% 92.31% 0.00%
ARM 345,000 0.05% 71,910 0.01% 20.84% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 337,904 0.06% 99.82% 0.00%
2 2 0.06% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.23% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 26,452,135 4.48% 92.02% 0.00%
149 137 3.88% 91.95% 0.67%
Fixed 149,831,798 23.33% 141,262,475 23.94% 94.28% 0.19%
1,420 1,343 37.99% 94.58% 0.35%
Fixed IO 11,362,050 1.77% 11,204,254 1.90% 98.61% 0.00%
42 41 1.16% 97.62% 0.00%
Orig
Coupon by
100
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
d. 6.1-7 71,556,499 11.14% 68,448,556 11.60% 95.66% 0.00%
297 286 8.09% 96.30% 0.34%
e. 7.1-8 234,962,242 36.58% 221,734,132 37.58% 94.37% 0.03%
1,133 1,069 30.24% 94.35% 0.26%
f. 8.1-9 195,351,161 30.41% 175,351,937 29.72% 89.76% 0.05%
1,045 945 26.73% 90.43% 0.48%
g. 9.1-10 86,966,904 13.54% 75,726,430 12.83% 87.07% 0.00%
548 483 13.66% 88.14% 0.00%
h. 10.1-11 24,507,609 3.82% 21,367,487 3.62% 87.19% 0.65%
242 218 6.17% 90.08% 0.83%
i. 11.1-12 20,068,200 3.12% 19,115,126 3.24% 95.25% 0.72%
360 342 9.67% 95.00% 0.56%
j. 12.1-13 8,327,230 1.30% 7,688,200 1.30% 92.33% 0.35%
193 181 5.12% 93.78% 0.52%
k. 13.1+ 619,595 0.10% 580,267 0.10% 93.65% 0.00%
13 11 0.31% 84.62% 0.00%
Orig Prop
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2-4 Family 29,464,545 4.59% 27,236,105 4.62% 92.44% 0.00%
156 146 4.13% 93.59% 0.00%
Condo 40,704,683 6.34% 35,820,641 6.07% 88.00% 0.20%
251 227 6.42% 90.44% 0.80%
PUD 18,965,571 2.95% 18,603,982 3.15% 98.09% 0.00%
90 88 2.49% 97.78% 0.00%
Single Family 553,224,641 86.12% 508,351,408 86.16% 91.89% 0.08%
3,334 3,074 86.96% 92.20% 0.36%
Orig UW
Score by
50
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
350-500 137,000 0.02% 136,076 0.02% 99.33% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 23,558,766 3.99% 85.09% 0.00%
184 156 4.41% 84.78% 0.00%
551-600 126,127,096 19.63% 113,267,872 19.20% 89.80% 0.03%
721 649 18.36% 90.01% 0.42%
601-650 254,495,947 39.62% 233,343,538 39.55% 91.69% 0.04%
1,562 1,443 40.82% 92.38% 0.26%
651-700 172,311,429 26.82% 160,773,264 27.25% 93.30% 0.14%
1,037 974 27.55% 93.92% 0.58%
701-750 46,216,544 7.19% 44,893,975 7.61% 97.14% 0.00%
249 242 6.85% 97.19% 0.00%
751-800 13,845,894 2.16% 12,507,205 2.12% 90.33% 0.71%
69 62 1.75% 89.86% 1.45%
801+ 1,540,020 0.24% 1,531,442 0.26% 99.44% 0.00%
8 8 0.23% 100.00% 0.00%
Orig Bal
by 100k
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-50 14,712,213 2.29% 13,753,064 2.33% 93.48% 0.51%
430 403 11.40% 93.72% 0.47%
c. 51-100 50,328,141 7.83% 46,379,576 7.86% 92.15% 0.20%
662 614 17.37% 92.75% 0.45%
d. 101-200 244,200,458 38.02% 223,088,235 37.81% 91.35% 0.08%
1,666 1,530 43.28% 91.84% 0.36%
e. 201-300 153,073,493 23.83% 139,177,026 23.59% 90.92% 0.03%
635 581 16.44% 91.50% 0.16%
f. 301-400 85,500,625 13.31% 78,440,742 13.29% 91.74% 0.09%
247 227 6.42% 91.90% 0.40%
g. 401-500 57,274,090 8.92% 52,676,555 8.93% 91.97% 0.00%
129 119 3.37% 92.25% 0.00%
h. 501-600 22,978,370 3.58% 22,911,524 3.88% 99.71% 0.00%
42 42 1.19% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,292,222 1.07% 90.30% 0.06%
11 10 0.28% 90.91% 9.09%
j. 701-800 4,504,250 0.70% 4,489,760 0.76% 99.68% 0.00%
6 6 0.17% 100.00% 0.00%
k. 801-900 832,500 0.13% 823,483 0.14% 98.92% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.16% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,064,949 0.18% 99.34% 0.00%
1 1 0.03% 100.00% 0.00%
Orig
Purpose
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Cashout Refi 327,205,971 50.94% 296,790,007 50.30% 90.70% 0.01%
1,812 1,660 46.96% 91.61% 0.33%
Purchase 290,089,760 45.16% 270,709,157 45.88% 93.32% 0.16%
1,872 1,743 49.31% 93.11% 0.43%
Rate/Term Refi 25,063,709 3.90% 22,512,972 3.82% 89.82% 0.00%
147 132 3.73% 89.80% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Orig Lien
position
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
1 610,299,942 95.01% 559,793,113 94.88% 91.72% 0.03%
3,180 2,921 82.63% 91.86% 0.31%
2 32,059,498 4.99% 30,219,024 5.12% 94.26% 0.91%
651 614 17.37% 94.32% 0.61%
Orig Term
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
120 93,000 0.01% 86,324 0.01% 92.82% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,420,584 0.24% 87.52% 0.00%
17 15 0.42% 88.24% 0.00%
240 2,212,640 0.34% 1,835,972 0.31% 82.98% 0.00%
21 19 0.54% 90.48% 0.00%
360 632,348,688 98.44% 581,069,758 98.48% 91.89% 0.08%
3,762 3,472 98.22% 92.29% 0.37%
480 6,081,982 0.95% 5,599,499 0.95% 92.07% 0.00%
30 28 0.79% 93.33% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
10/31/2007
% Bal
09/30/2007
% Bal
N
178,918,864 30.32% 180,053,800 30.14%
1,521 43.03% 1,537 42.85%
Y
411,093,272 69.68% 417,353,164 69.86%
2,014 56.97% 2,050 57.15%
IO Flag
10/31/2007
% Bal
09/30/2007
% Bal
N
477,679,183 80.96% 484,066,270 81.03%
3,127 88.46% 3,176 88.54%
Y
112,332,954 19.04% 113,340,694 18.97%
408 11.54% 411 11.46%
Orig PPP
Flag
10/31/2007
% Bal
09/30/2007
% Bal
No
135,579,065 22.98% 139,623,086 23.37%
910 25.74% 940 26.21%
Yes
454,433,072 77.02% 457,783,878 76.63%
2,625 74.26% 2,647 73.79%
Orig PPP
Mos
10/31/2007
% Bal
09/30/2007
% Bal
0
135,579,065 22.98% 139,623,086 23.37%
910 25.74% 940 26.21%
2
2,086,390 0.35% 2,087,878 0.35%
13 0.37% 13 0.36%
6
223,502 0.04% 223,632 0.04%
1 0.03% 1 0.03%
12
23,363,686 3.96% 23,946,745 4.01%
137 3.88% 141 3.93%
24
275,508,302 46.70% 277,494,600 46.45%
1,577 44.61% 1,590 44.33%
36
153,251,192 25.97% 154,031,022 25.78%
897 25.37% 902 25.15%
Orig CLTV
by 10%
10/31/2007
% Bal
09/30/2007
% Bal
b. 0-40
3,090,339 0.52% 3,250,066 0.54%
25 0.71% 27 0.75%
c. 41-50
4,822,479 0.82% 5,065,699 0.85%
35 0.99% 36 1.00%
d. 51-60
12,657,715 2.15% 12,665,081 2.12%
72 2.04% 72 2.01%
e. 61-70
41,179,934 6.98% 42,332,400 7.09%
213 6.03% 217 6.05%
f. 71-80
266,306,174 45.14% 269,222,840 45.07%
1,344 38.02% 1,362 37.97%
g. 81-90
141,721,336 24.02% 143,582,359 24.03%
712 20.14% 721 20.10%
h. 91-100
120,234,161 20.38% 121,288,520 20.30%
1,134 32.08% 1,152 32.12%
Orig DQ
Risk Grp
10/31/2007
% Bal
09/30/2007
% Bal
R1
20,888,891 3.54% 21,005,653 3.52%
135 3.82% 136 3.79%
R2
129,160,756 21.89% 130,293,701 21.81%
830 23.48% 839 23.39%
R3
199,557,859 33.82% 202,418,752 33.88%
1,338 37.85% 1,358 37.86%
R4
123,963,588 21.01% 125,887,983 21.07%
723 20.45% 739 20.60%
R5
57,961,962 9.82% 58,612,436 9.81%
290 8.20% 294 8.20%
R6
30,261,809 5.13% 30,963,720 5.18%
131 3.71% 133 3.71%
R7
19,241,628 3.26% 19,247,160 3.22%
63 1.78% 63 1.76%
R8
8,975,643 1.52% 8,977,559 1.50%
25 0.71% 25 0.70%
Orig Doc
Level
10/31/2007
% Bal
09/30/2007
% Bal
Alternative
Doc
1,377,375 0.23% 1,377,704 0.23%
6 0.17% 6 0.17%
Full Doc
377,846,613 64.04% 382,502,059 64.03%
2,422 68.51% 2,463 68.66%
No
Documentatio
n
2,479,216 0.42% 2,480,391 0.42%
12 0.34% 12 0.33%
Stated Doc
208,308,932 35.31% 211,046,810 35.33%
1,095 30.98% 1,106 30.83%
Orig
Occupancy
10/31/2007
% Bal
09/30/2007
% Bal
N
35,124,535 5.95% 36,069,776 6.04%
224 6.34% 226 6.30%
Y
554,887,601 94.05% 561,337,189 93.96%
3,311 93.66% 3,361 93.70%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig UW
Score by 50
10/31/2007
% Bal
09/30/2007
% Bal
350-500
136,076 0.02% 136,145 0.02%
1 0.03% 1 0.03%
501-550
23,558,766 3.99% 24,174,158 4.05%
156 4.41% 163 4.54%
551-600
113,267,872 19.20% 115,339,593 19.31%
649 18.36% 660 18.40%
601-650
233,343,538 39.55% 236,113,779 39.52%
1,443 40.82% 1,466 40.87%
651-700
160,773,264 27.25% 162,231,723 27.16%
974 27.55% 982 27.38%
701-750
44,893,975 7.61% 45,274,117 7.58%
242 6.85% 244 6.80%
751-800
12,507,205 2.12% 12,605,314 2.11%
62 1.75% 63 1.76%
801+
1,531,442 0.26% 1,532,136 0.26%
8 0.23% 8 0.22%
Orig Bal by
100k
10/31/2007
% Bal
09/30/2007
% Bal
b. 0-50
13,753,064 2.33% 14,035,706 2.35%
403 11.40% 413 11.51%
c. 51-100
46,379,576 7.86% 47,052,914 7.88%
614 17.37% 622 17.34%
d. 101-200
223,088,235 37.81% 225,994,942 37.83%
1,530 43.28% 1,553 43.30%
e. 201-300
139,177,026 23.59% 141,021,031 23.61%
581 16.44% 588 16.39%
f. 301-400
78,440,742 13.29% 79,451,801 13.30%
227 6.42% 230 6.41%
g. 401-500
52,676,555 8.93% 52,692,227 8.82%
119 3.37% 119 3.32%
h. 501-600
22,911,524 3.88% 22,917,092 3.84%
42 1.19% 42 1.17%
i. 601-700
6,292,222 1.07% 6,944,988 1.16%
10 0.28% 11 0.31%
j. 701-800
4,489,760 0.76% 4,491,044 0.75%
6 0.17% 6 0.17%
k. 801-900
823,483 0.14% 824,544 0.14%
1 0.03% 1 0.03%
l. 901-999
915,000 0.16% 915,000 0.15%
1 0.03% 1 0.03%
m. 1,000+
1,064,949 0.18% 1,065,676 0.18%
1 0.03% 1 0.03%
Orig Prod
Type
10/31/2007
% Bal
09/30/2007
% Bal
2 Yr Hybrid
151,759,391 25.72% 155,370,933 26.01%
907 25.66% 930 25.93%
2 Yr Hybrid
Balloon
122,304,544 20.73% 123,590,130 20.69%
544 15.39% 551 15.36%
2 Yr Hybrid IO
89,718,557 15.21% 90,372,058 15.13%
318 9.00% 319 8.89%
3 Yr Hybrid
13,220,697 2.24% 13,454,113 2.25%
84 2.38% 86 2.40%
3 Yr Hybrid
Balloon
15,245,961 2.58% 15,250,084 2.55%
72 2.04% 72 2.01%
3 Yr Hybrid IO
7,295,901 1.24% 7,419,637 1.24%
34 0.96% 35 0.98%
5 Yr Hybrid
3,357,303 0.57% 3,473,926 0.58%
23 0.65% 24 0.67%
5 Yr Hybrid
Balloon
3,666,862 0.62% 3,667,670 0.61%
14 0.40% 14 0.39%
5 Yr Hybrid IO
2,771,841 0.47% 3,002,276 0.50%
12 0.34% 13 0.36%
ARM
71,910 0.01% 71,962 0.01%
1 0.03% 1 0.03%
ARM Balloon
337,904 0.06% 337,973 0.06%
2 0.06% 2 0.06%
ARM IO
1,342,400 0.23% 1,342,400 0.22%
3 0.08% 3 0.08%
Balloon
26,452,135 4.48% 26,704,719 4.47%
137 3.88% 138 3.85%
Fixed
141,262,475 23.94% 142,144,759 23.79%
1,343 37.99% 1,358 37.86%
Fixed IO
11,204,254 1.90% 11,204,322 1.88%
41 1.16% 41 1.14%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Orig
Purpose
10/31/2007
% Bal
09/30/2007
% Bal
Cashout Refi
296,790,007 50.30% 300,499,542 50.30%
1,660 46.96% 1,680 46.84%
Purchase
270,709,157 45.88% 273,959,892 45.86%
1,743 49.31% 1,773 49.43%
Rate/Term
Refi
22,512,972 3.82% 22,947,530 3.84%
132 3.73% 134 3.74%
Orig Lien
position
10/31/2007
% Bal
09/30/2007
% Bal
1
559,793,113 94.88% 566,740,716 94.87%
2,921 82.63% 2,961 82.55%
2
30,219,024 5.12% 30,666,248 5.13%
614 17.37% 626 17.45%
Orig Prop
Type
10/31/2007
% Bal
09/30/2007
% Bal
2-4 Family
27,236,105 4.62% 27,248,423 4.56%
146 4.13% 146 4.07%
Condo
35,820,641 6.07% 35,868,771 6.00%
227 6.42% 228 6.36%
PUD
18,603,982 3.15% 18,609,943 3.12%
88 2.49% 88 2.45%
Single Family
508,351,408 86.16% 515,679,828 86.32%
3,074 86.96% 3,125 87.12%
Orig
Coupon by
100
10/31/2007
% Bal
09/30/2007
% Bal
d. 6.1-7
68,448,556 11.60% 68,483,846 11.46%
286 8.09% 286 7.97%
e. 7.1-8
221,734,132 37.58% 223,547,844 37.42%
1,069 30.24% 1,080 30.11%
f. 8.1-9
175,351,937 29.72% 178,258,900 29.84%
945 26.73% 960 26.76%
g. 9.1-10
75,726,430 12.83% 77,632,205 12.99%
483 13.66% 496 13.83%
h. 10.1-11
21,367,487 3.62% 21,671,092 3.63%
218 6.17% 220 6.13%
i. 11.1-12
19,115,126 3.24% 19,347,554 3.24%
342 9.67% 347 9.67%
j. 12.1-13
7,688,200 1.30% 7,847,499 1.31%
181 5.12% 185 5.16%
k. 13.1+
580,267 0.10% 618,024 0.10%
11 0.31% 13 0.36%
Orig Term
10/31/2007
% Bal
09/30/2007
% Bal
120
86,324 0.01% 86,899 0.01%
1 0.03% 1 0.03%
180
1,420,584 0.24% 1,482,736 0.25%
15 0.42% 16 0.45%
240
1,835,972 0.31% 1,865,441 0.31%
19 0.54% 20 0.56%
360
581,069,758 98.48% 588,371,283 98.49%
3,472 98.22% 3,522 98.19%
480
5,599,499 0.95% 5,600,606 0.94%
28 0.79% 28 0.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
LM Act
Rate (Bal)
FC Act
Rate (Bal)
REO Act
Rate (Bal)
Cml LIQ
Rate
Cml Serv
LOSS Rate
Cml Serv
LOSS
Severity
02/28/2007 1.14% 0.08% 0.04% 0.00% 0.00% 0.00% 0.000% 0.00%
03/31/2007 1.91% 0.55% 0.05% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 2.32% 1.29% 0.26% 0.40% 0.00% 0.00% 0.000% 0.00%
05/31/2007 2.97% 1.88% 0.28% 1.04% 0.00% 0.00% 0.000% 0.00%
06/30/2007 2.48% 2.17% 0.51% 2.35% 0.00% 0.05% 0.013% 26.41%
07/31/2007 3.73% 1.75% 0.83% 3.64% 0.02% 0.07% 0.026% 35.02%
08/31/2007 4.56% 2.34% 0.93% 4.57% 0.22% 0.08% 0.030% 38.88%
09/30/2007 3.60% 3.27% 1.17% 5.13% 0.42% 0.13% 0.055% 42.10%
10/31/2007 4.31% 1.73% 1.33% 6.98% 1.05% 0.26% 0.078% 30.63%
Period Performance History
ARM Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 30.32% 80.21% 8.53% 3.05% 0.76% 2.05% 1.09% 3.21% 0.44% 0.65%
Y 69.68% 70.80% 8.62% 5.78% 1.61% 1.27% 1.43% 8.62% 1.31% 0.56%
Current Month Perfomance Stratification
IO Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 80.96% 75.43% 8.71% 4.65% 1.25% 1.45% 1.36% 5.87% 0.72% 0.57%
Y 19.04% 66.11% 8.10% 6.23% 1.82% 1.76% 1.18% 11.70% 2.42% 0.68%
Product
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
2 Yr Hybrid 25.72% 73.98% 8.52% 4.03% 1.76% 0.68% 1.08% 8.87% 0.89% 0.18%
2 Yr Hybrid Balloon 20.73% 69.48% 9.17% 8.03% 1.17% 1.26% 2.31% 6.80% 0.76% 1.03%
2 Yr Hybrid IO 15.21% 65.40% 8.39% 6.38% 1.86% 2.05% 0.96% 11.08% 3.03% 0.85%
3 Yr Hybrid 2.24% 76.02% 8.44% 5.09% 1.35% 3.45% 5.64%
3 Yr Hybrid Balloon 2.58% 79.27% 7.34% 2.26% 1.41% 9.72%
3 Yr Hybrid IO 1.24% 69.33% 13.32% 1.99% 6.35% 9.01%
5 Yr Hybrid 0.57% 80.29% 9.04% 2.80% 7.87%
5 Yr Hybrid Balloon 0.62% 52.52% 20.53% 8.59% 7.80% 10.57%
5 Yr Hybrid IO 0.47% 76.19% 13.53% 10.28%
ARM 0.01% 100.00%
ARM Balloon 0.06% 75.60% 24.40%
ARM IO 0.23% 64.24% 35.76%
Balloon 4.48% 79.25% 8.96% 3.90% 2.08% 0.81% 3.33% 1.26% 0.41%
Fixed 23.94% 81.41% 8.35% 2.93% 0.97% 2.20% 1.23% 1.84% 0.32% 0.75%
Fixed IO 1.90% 67.40% 9.82% 2.64% 20.14%
PPP Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
No 22.98% 73.46% 6.58% 5.85% 1.42% 1.49% 1.81% 7.70% 0.51% 1.18%
Yes 77.02% 73.71% 9.19% 4.68% 1.34% 1.51% 1.18% 6.76% 1.21% 0.41%
DocLevel
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
Alternative Doc 0.23% 100.00%
Full Doc 64.04% 77.03% 9.30% 4.83% 1.20% 1.11% 0.87% 4.52% 0.53% 0.62%
No Documentation 0.42% 80.88% 13.63% 5.49%
Stated Doc 35.31% 67.27% 7.32% 5.26% 1.60% 2.26% 2.18% 11.56% 2.00% 0.54%
Lien Position
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
1 94.88% 73.64% 8.72% 5.09% 1.31% 1.07% 1.26% 7.30% 1.09% 0.53%
2 5.12% 73.95% 6.23% 2.43% 2.29% 9.54% 2.52% 1.09% 0.26% 1.70%
UW Score
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.19% 68.16% 13.51% 6.60% 1.72% 1.53% 1.04% 6.81% 0.20% 0.42%
601-700 66.80% 74.27% 7.65% 4.65% 1.36% 1.54% 1.53% 6.97% 1.30% 0.73%
701-800 9.73% 81.78% 3.59% 3.24% 0.52% 1.25% 0.65% 7.63% 1.35%
801+ 0.26% 100.00%
Occupancy
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 5.95% 73.37% 7.44% 4.66% 1.16% 1.91% 0.62% 9.73% 1.09%
Y 94.05% 73.67% 8.67% 4.97% 1.37% 1.48% 1.37% 6.80% 1.04% 0.62%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Cur EPD Indicator
Cur Bal
Percentage
Cur
Cnt
Percentage
Current 494,222,362 83.76% 3,045 86.14%
Delinquent 94,880,208 16.08% 486 13.75%
Early Pay Default 799,566 0.14% 3 0.08%
First Pay Default 110,000 0.02% 1 0.03%
Cur EPD Indicator
Cur DQ Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default 6. 120dpd Plus 799,566 87.91% 3 75.00%
First Pay Default 6. 120dpd Plus 110,000 12.09% 1 25.00%
909,566
4
Cur EPD Indicator
Cur Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default g. Foreclosure 799,566 87.91% 3 75.00%
First Pay Default e. 90 Plus dpd 110,000 12.09% 1 25.00%
909,566
4
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
R1 3.54% 90.00% 3.68% 2.07% 0.40% 1.00% 2.85%
R2 21.89% 82.53% 5.14% 3.07% 0.99% 1.14% 0.96% 4.74% 1.10% 0.32%
R3 33.82% 75.41% 8.47% 3.88% 1.19% 1.82% 1.42% 6.34% 0.96% 0.50%
R4 21.01% 67.82% 9.54% 6.75% 2.15% 1.32% 1.52% 8.59% 1.28% 1.03%
R5 9.82% 59.64% 13.83% 10.19% 1.36% 1.86% 1.05% 9.81% 1.31% 0.95%
R6 5.13% 68.29% 11.07% 6.25% 0.94% 1.09% 3.02% 7.57% 1.05% 0.72%
R7 3.26% 70.20% 9.44% 2.67% 2.68% 1.84% 13.16%
R8 1.52% 65.32% 15.27% 4.44% 5.86% 7.26% 1.85%
Loan Size
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
b. 0-50 2.33% 82.02% 6.67% 1.69% 1.47% 4.44% 0.70% 0.99% 2.01%
c. 51-100 7.86% 78.48% 7.36% 3.66% 1.11% 3.69% 1.48% 3.64% 0.33% 0.27%
d. 101-200 37.81% 76.97% 9.36% 5.01% 1.41% 1.10% 0.79% 3.94% 0.76% 0.65%
e. 201-300 23.59% 74.94% 7.89% 5.67% 0.84% 1.00% 1.06% 7.87% 0.43% 0.30%
f. 301-400 13.29% 64.44% 8.06% 6.25% 2.57% 1.65% 4.14% 11.14% 1.36% 0.39%
g. 401-500 8.93% 70.88% 10.17% 3.22% 0.85% 1.71% 8.99% 2.52% 1.67%
h. 501-600 3.88% 59.66% 9.63% 7.01% 2.25% 2.30% 2.51% 14.13% 2.51%
i. 601-700 1.07% 70.79% 9.73% 19.48%
j. 701-800 0.76% 66.39% 16.68% 16.93%
k. 801-900 0.14% 100.00%
l. 901-999 0.16% 100.00%
m. 1,000+ 0.18% 100.00%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 9,092,466 21.29% 94.20%
1,611 42.05% 83 30.40% 94.41%
Y 452,419,823 70.43% 33,617,534 78.71% 90.87%
2,220 57.95% 190 69.60% 90.72%
Cumulative Prepayment Stratification
Period CPR Trend
Orig
Occupancy
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 2,138,832 5.01% 90.25%
239 6.24% 12 4.40% 93.72%
Y 603,440,230 93.94% 40,571,168 94.99% 91.95%
3,592 93.76% 261 95.60% 92.18%
Orig Doc
Level
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.76%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 28,677,465 67.14% 91.72%
2,634 68.75% 200 73.26% 91.95%
No Documentation 2,908,145 0.45% 409,401 0.96% 85.25%
14 0.37% 2 0.73% 85.71%
Stated Doc 226,128,764 35.20% 13,623,134 31.90% 92.12%
1,177 30.72% 71 26.01% 93.03%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 643,787 1.51% 96.13%
141 3.68% 6 2.20% 95.74%
R2 138,899,147 21.62% 8,272,733 19.37% 92.99%
894 23.34% 62 22.71% 92.84%
R3 217,445,583 33.85% 13,983,612 32.74% 91.77%
1,441 37.61% 92 33.70% 92.85%
R4 135,104,030 21.03% 9,162,906 21.45% 91.75%
789 20.60% 62 22.71% 91.63%
R5 65,234,205 10.16% 6,412,620 15.01% 88.85%
327 8.54% 34 12.45% 88.69%
R6 34,034,120 5.30% 2,625,020 6.15% 88.92%
146 3.81% 12 4.40% 89.73%
R7 20,125,440 3.13% 821,478 1.92% 95.61%
66 1.72% 3 1.10% 95.45%
R8 9,788,140 1.52% 787,843 1.84% 91.70%
27 0.70% 2 0.73% 92.59%
IO Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 38,077,815 89.15% 91.14%
3,398 88.70% 250 91.58% 92.02%
Y 118,272,202 18.41% 4,632,185 10.85% 94.98%
433 11.30% 23 8.42% 94.23%
Orig PPP
Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 23,418,848 54.83% 83.54%
1,070 27.93% 152 55.68% 85.05%
Yes 480,062,995 74.73% 19,291,151 45.17% 94.66%
2,761 72.07% 121 44.32% 95.07%
Orig PPP
Mos
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 23,418,848 54.83% 83.54%
1,070 27.93% 152 55.68% 85.05%
2 2,104,570 0.33% 99.14%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 39.84%
2 0.05% 0 0.00% 50.00%
12 25,210,902 3.92% 1,511,893 3.54% 92.67%
147 3.84% 9 3.30% 93.20%
24 290,254,770 45.19% 10,870,712 25.45% 94.92%
1,658 43.28% 70 25.64% 95.11%
36 161,931,753 25.21% 6,908,547 16.18% 94.64%
941 24.56% 42 15.38% 95.32%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Prod
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 18,270,835 42.78% 87.53%
1,021 26.65% 106 38.83% 88.83%
2 Yr Hybrid Balloon 132,536,975 20.63% 8,493,205 19.89% 92.28%
594 15.51% 46 16.85% 91.58%
2 Yr Hybrid IO 93,409,233 14.54% 2,391,548 5.60% 96.05%
332 8.67% 12 4.40% 95.78%
3 Yr Hybrid 14,541,706 2.26% 975,588 2.28% 90.92%
92 2.40% 8 2.93% 91.30%
3 Yr Hybrid Balloon 16,714,785 2.60% 918,968 2.15% 91.21%
77 2.01% 4 1.47% 93.51%
3 Yr Hybrid IO 9,155,797 1.43% 1,858,237 4.35% 79.69%
43 1.12% 9 3.30% 79.07%
5 Yr Hybrid 3,605,335 0.56% 147,133 0.34% 93.12%
25 0.65% 2 0.73% 92.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.14% 90.59%
16 0.42% 1 0.37% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 230,400 0.54% 92.31%
13 0.34% 1 0.37% 92.31%
ARM 345,000 0.05% 272,000 0.64% 20.84%
2 0.05% 1 0.37% 50.00%
ARM Balloon 338,500 0.05% 99.82%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 2,108,965 4.94% 92.02%
149 3.89% 11 4.03% 91.95%
Fixed 149,831,798 23.33% 6,831,501 16.00% 94.28%
1,420 37.07% 71 26.01% 94.58%
Fixed IO 11,362,050 1.77% 152,000 0.36% 98.61%
42 1.10% 1 0.37% 97.62%
Orig
Coupon by
100
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 2,546,204 5.96% 95.66%
297 7.75% 10 3.66% 96.30%
e. 7.1-8 234,962,242 36.58% 10,842,625 25.39% 94.37%
1,133 29.57% 61 22.34% 94.35%
f. 8.1-9 195,351,161 30.41% 16,028,818 37.53% 89.76%
1,045 27.28% 92 33.70% 90.43%
g. 9.1-10 86,966,904 13.54% 9,622,255 22.53% 87.07%
548 14.30% 61 22.34% 88.14%
h. 10.1-11 24,507,609 3.82% 2,511,275 5.88% 87.19%
242 6.32% 22 8.06% 90.08%
i. 11.1-12 20,068,200 3.12% 592,716 1.39% 95.25%
360 9.40% 14 5.13% 95.00%
j. 12.1-13 8,327,230 1.30% 528,447 1.24% 92.33%
193 5.04% 11 4.03% 93.78%
k. 13.1+ 619,595 0.10% 37,660 0.09% 93.65%
13 0.34% 2 0.73% 84.62%
Orig Prop
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 1,772,454 4.15% 92.44%
156 4.07% 9 3.30% 93.59%
Condo 40,704,683 6.34% 3,554,425 8.32% 88.00%
251 6.55% 20 7.33% 90.44%
PUD 18,965,571 2.95% 62,674 0.15% 98.09%
90 2.35% 2 0.73% 97.78%
Single Family 553,224,641 86.12% 37,320,447 87.38% 91.89%
3,334 87.03% 242 88.64% 92.20%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 625,573 1.46% 82.02%
32 0.84% 7 2.56% 78.13%
c. 41-50 6,098,780 0.95% 1,237,714 2.90% 79.07%
41 1.07% 6 2.20% 85.37%
d. 51-60 14,316,320 2.23% 1,184,525 2.77% 88.41%
84 2.19% 10 3.66% 85.71%
e. 61-70 48,183,595 7.50% 4,652,028 10.89% 85.46%
245 6.40% 26 9.52% 86.94%
f. 71-80 285,989,557 44.52% 17,153,410 40.16% 93.12%
1,444 37.69% 98 35.90% 93.07%
g. 81-90 152,734,586 23.78% 9,481,395 22.20% 92.79%
766 19.99% 52 19.05% 92.95%
h. 91-100 131,268,587 20.44% 8,375,354 19.61% 91.59%
1,219 31.82% 74 27.11% 93.03%
Orig UW
Score by 50
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.33%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 3,849,888 9.01% 85.09%
184 4.80% 27 9.89% 84.78%
551-600 126,127,096 19.63% 10,302,407 24.12% 89.80%
721 18.82% 67 24.54% 90.01%
601-650 254,495,947 39.62% 17,562,518 41.12% 91.69%
1,562 40.77% 109 39.93% 92.38%
651-700 172,311,429 26.82% 8,856,347 20.74% 93.30%
1,037 27.07% 57 20.88% 93.92%
701-750 46,216,544 7.19% 973,643 2.28% 97.14%
249 6.50% 7 2.56% 97.19%
751-800 13,845,894 2.16% 1,165,197 2.73% 90.33%
69 1.80% 6 2.20% 89.86%
801+ 1,540,020 0.24% 99.44%
8 0.21% 0 0.00% 100.00%
Orig Bal by
100k
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 738,160 1.73% 93.48%
430 11.22% 24 8.79% 93.72%
c. 51-100 50,328,141 7.83% 3,272,036 7.66% 92.15%
662 17.28% 45 16.48% 92.75%
d. 101-200 244,200,458 38.02% 17,924,236 41.97% 91.35%
1,666 43.49% 129 47.25% 91.84%
e. 201-300 153,073,493 23.83% 10,850,543 25.41% 90.92%
635 16.58% 48 17.58% 91.50%
f. 301-400 85,500,625 13.31% 5,525,873 12.94% 91.74%
247 6.45% 17 6.23% 91.90%
g. 401-500 57,274,090 8.92% 4,399,151 10.30% 91.97%
129 3.37% 10 3.66% 92.25%
h. 501-600 22,978,370 3.58% 99.71%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 0 0.00% 90.30%
11 0.29% 0 0.00% 90.91%
j. 701-800 4,504,250 0.70% 99.68%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 98.92%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.34%
1 0.03% 0 0.00% 100.00%
Orig
Purpose
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 24,664,164 57.75% 90.70%
1,812 47.30% 139 50.92% 91.61%
Purchase 290,089,760 45.16% 15,846,425 37.10% 93.32%
1,872 48.86% 120 43.96% 93.11%
Rate/Term Refi 25,063,709 3.90% 2,199,411 5.15% 89.82%
147 3.84% 14 5.13% 89.80%
Orig Lien
position
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 41,478,297 97.12% 91.72%
3,180 83.01% 242 88.64% 91.86%
2 32,059,498 4.99% 1,231,702 2.88% 94.26%
651 16.99% 31 11.36% 94.32%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 92.82%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 136,723 0.32% 87.52%
17 0.44% 2 0.73% 88.24%
240 2,212,640 0.34% 338,149 0.79% 82.98%
21 0.55% 2 0.73% 90.48%
360 632,348,688 98.44% 42,001,277 98.34% 91.89%
3,762 98.20% 267 97.80% 92.29%
480 6,081,982 0.95% 233,850 0.55% 92.07%
30 0.78% 2 0.73% 93.33%
Prev Status
OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
a. Current 451,868,216 70.35% 4,970,168 11.64% 98.19%
2,783 72.64% 41 15.02% 98.53%
b.
Non-Reportable
54,930,291 8.55% 407,342 0.95% 98.80%
330 8.61% 5 1.83% 98.48%
c. 30dpd 22,033,085 3.43% 99.60%
131 3.42% 0 0.00% 100.00%
d. 60dpd 18,244,473 2.84% 99.68%
82 2.14% 0 0.00% 100.00%
e. 90dpd 9,921,040 1.54% 0 0.00% 98.88%
69 1.80% 0 0.00% 98.55%
f. Loss Mit 7,140,780 1.11% 0 0.00% 97.39%
35 0.91% 0 0.00% 94.29%
g. Foreclosure 30,676,185 4.78% 323,776 0.76% 96.11%
121 3.16% 1 0.37% 98.35%
h. REO 2,501,240 0.39% 230,400 0.54% 90.61%
11 0.29% 1 0.37% 90.91%
i. Bankruptcy 3,401,745 0.53% 99.72%
25 0.65% 0 0.00% 100.00%
No Previous
Status
41,642,385 6.48% 36,778,314 86.11% 0.00%
244 6.37% 225 82.42% 0.00%
Prev DQ
Status OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1. Current 452,638,031 70.46% 4,970,168 11.64% 98.20%
2,789 72.80% 41 15.02% 98.53%
2. Non-Report 60,303,401 9.39% 407,342 0.95% 98.88%
358 9.34% 5 1.83% 98.60%
3. 30dpd 21,587,378 3.36% 99.64%
123 3.21% 0 0.00% 100.00%
4. 60dpd 19,686,670 3.06% 0 0.00% 99.02%
94 2.45% 0 0.00% 98.94%
5. 90dpd 11,836,010 1.84% 98.32%
61 1.59% 0 0.00% 100.00%
6. 120dpd Plus 34,665,565 5.40% 554,176 1.30% 95.99%
162 4.23% 2 0.73% 96.91%
No Previous
Status
41,642,385 6.48% 36,778,314 86.11% 0.00%
244 6.37% 225 82.42% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination
Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 525,391 28,526
06/15/2007 419,467 44,226
07/15/2007 977,202 34,469
08/15/2007 426,224 29,560
09/15/2007 467,954 38,611
10/15/2007 456,718 32,954
11/15/2007 915,685 24,499
5,249,311
249,606
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag
and No
Premium
Remitted
PPP Expired
and No
Premium
Remitted
PPP Flag and
Premium
Remitted
PPP Not
Expired and
No Premium
Remitted
03/15/2007 19 12 3 4
04/15/2007 42 30 3 9
05/15/2007 20 11 7 2
06/15/2007 52 28 7 17
07/15/2007 33 18 1 6 8
08/15/2007 39 19 1 9 10
09/15/2007 20 7 1 7 5
10/15/2007 29 14 3 9 3
11/15/2007 54 33 7 10 4
308
172
13
61
62
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Cnt
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 4
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 4
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
g. LM
h. FC
i. REO
j. Liquidated
k. PrePaid
l. Bankruptcy
a. Current
387,826,944 387,826,944
2,497 2,497
c. 30 dpd
50,050,838
50,050,838
306 306
d. 60 dpd
22,774,193
22,774,193
127 127
e. 90 dpd
18,751,541
6,208,353 12,543,188
131 42 89
g. LM
865,260
865,260
5 5
h. FC
40,023,619 40,023,619
166 166
i. REO
6,737,939
6,737,939
25 25
j. Liquidated
0
0
5 5
k. PrePaid
0
0
54 54
l. Bankruptcy
3,456,579 3,456,579
26 26
n. Remit Adj
2
unknown
55,878,402
52,315,243 1,988,633 788,970 785,556
228 213 9 3 3
490,193,024
24,762,826
6,997,322
13,328,744
865,260
40,023,619
6,737,939
0
0
3,456,579
3,016
136
45
92
5
166
25
5
54
26
Cml
Reporting
Date
Remit
Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch
Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 628,673,798 624,644,714 28,570 3,971,255 4,104,218 4,640,076 28,526
05/31/2007 621,309,748 616,684,074 22,740 3,921,834 4,052,058 4,589,016 44,226
06/30/2007 616,684,074 611,025,928 264,420 4,262,229 3,639,211 4,553,896 34,469
07/31/2007 611,025,928 604,015,597 109,892 4,201,098 3,583,175 4,488,814 29,560
08/31/2007 604,015,597 600,237,209 29,781 4,174,477 3,552,688 4,463,305 38,611
09/30/2007 600,237,209 595,284,495 499,971 4,170,518 3,885,605 4,435,738 32,954
10/31/2007 595,095,616 586,365,313 194,084 4,104,766 3,474,700 4,393,348 24,499
5
1,251,803
37,690,512
34,639,303
40,985,460
249,606
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 3 of 4
MR Rpt
Servicer Rpt
n. Remit Adj
a. Current
387,826,944
2,497
c. 30 dpd
50,050,838
306
d. 60 dpd
22,774,193
127
e. 90 dpd
18,751,541
131
g. LM
865,260
5
h. FC
40,023,619
166
i. REO
6,737,939
25
j. Liquidated
0
5
k. PrePaid
0
54
l. Bankruptcy
3,456,579
26
n. Remit Adj
2 2
unknown
55,878,402
228
2
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 4 of 4
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 4
Reason for Review 3 Month History
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
32 32
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
1 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
4 5
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
4 4
Second lien is currenty more than 180 days past due. 12 12
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than 55.00% and is not located in a RRD value hot spot.
5 5
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
3 3
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
9 11
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
1 1
08/31/2007
Sum:
71
75
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
09/30/2007
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
23 23
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
2 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
8 8
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
3 3
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
5 5
This loan has been placed in foreclosure and is less than 90 days past due. Accelerated foreclosure timelines.
1 1
09/30/2007
Sum:
42
42
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
10/31/2007
Estimated loss > 30% severity for a first lien 13 to 24 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss and the balance > 75k.
7 7
Estimated loss is greater 20% severity for a first lien 1 to 12 months after the first payment, and is currently more than 120 days past due and not in bankruptcy. Property deprieciation accounts for less than half the estimated loss.
28 28
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
1 1
More than 6 payments have been missed since the first detection of chapter 7 or chapter 13 or bankruptcy.
1 1
Most recent valuation indicates the value has fallen below $40,000, loan is currently more than 60 days past due, and the depreciation is greater than 30%.
1 1
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
1 1
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than 55.00% and is not located in a RRD value hot spot.
2 2
The property value has decreased by more than $100,000, has more than 30%
depreciation, and is more than 60 days past due. This property is not located in an RRD value hot spot.
9 9
This loan has been placed in foreclosure and is less than 90 days past due. Accelerated foreclosure timelines.
3 3
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
2 2
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 4
10/31/2007
Sum:
55
55
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 4
Reccomended Action 3 Month History
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
10/31/2007 No Action Required 7 7
OT Correct Flag Calculation 1 1
OT File Review (SVCR) 1 1
OT Follow-up Required in 180 days 29 29
OT Follow-up Required in 30 days 11 11
OT Follow-up Required in 30 days (SVCR) 2 2
OT Follow-up Required in 60 days 3 3
10/31/2007
Sum:
54
54
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
09/30/2007 Consider Repurchase Claim 3 3
No Action Required 4 4
OT Correct Flag Calculation 4 4
OT Follow-up Required in 120 days 2 2
OT Follow-up Required in 180 days 16 16
OT Follow-up Required in 30 days 9 9
OT Follow-up Required in 30 days (SVCR) 4 4
09/30/2007
Sum:
42
42
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2007 No Action Required 9 9
OT File Review (SVCR) 3 3
OT Follow-up Required in 180 days 31 33
OT Follow-up Required in 30 days 17 18
OT Follow-up Required in 30 days (SVCR) 6 6
08/31/2007
Sum:
66
69
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 4 of 4

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